Interest-Bearing Loans and Borrowings	12 Months Ended
Dec. 31, 2022
Interest-Bearing Loans and Borrowings Disclosure [Abstract]
Interest-bearing loans and borrowings

23. Interest-bearing loans and borrowings

	Effective interest rate	Maturity	December 31, 2022	December 31, 2021	Guaranteed or pledged by
	%		RMB’000	RMB’000
Current:
Secured RMB10 million bank loan	3.65 (2021: 4.25)	On demand (2021: On demand)	10,000	10,000	He Yu
Secured RMB10 million bank loan	5.50	On demand	10,000	—	He Yu
Secured RMB10 million bank loan	4.00	On demand	10,000	—	He Yu
Secured RMB28 million other borrowings	12	December 27, 2023	27,880	—	He Yu
Secured RMB10 million other borrowings	6.40	September 7, 2023	5,119	—	He Yu and Kuke’s patent right(smart piano and its assembly method)
Unsecured RMB20 million other borrowings	Nil (2021: 12)	Nil (2021: December 31,2022)	—	20,000	—
Unsecured RMB23 million other borrowings	6.85 (2021: 6.85)	April 20, 2023 (2021: December 31,2022)	6,046	11,493	—
			69,045	41,493
Non-current:
Unsecured RMB23 million other borrowings	Nil (2021: 6.85)	Nil (2021: April 20, 2023)	—	6,046	—
			69,045	47,539